Equity and Debt Investments at Fair Value Through OCI and Other Short/Long-Term Investments	12 Months Ended
Dec. 31, 2025
Equity and debt investments at fair value through OCI and other short/long-term investments [Abstract]
Equity and debt investments at fair value through OCI and other short/long-term investments
Note 4. Equity and debt investments at fair value through OCI and other short/long-term investments

As of December 31, 2024 and 2025, equity investments at fair value through OCI and other short-term investments includes an equity investment in Verizon for Ps. 46,683,687 and Ps. 42,148,211, respectively. As of December 31, 2025, includes an equity investment in BT Group for Ps. 281,803. As these investments are not held for trading, the Company has elected to designate them as equity instruments at fair value through OCI.

The investments in Verizon and others, are carried at fair value with changes in fair value being recognized through other comprehensive income. As of December 31, 2024 and 2025, the Company has recognized in equity changes in fair value of Ps. 3,485,814 and Ps. (1,639,179) respectively, net of deferred taxes. See Note 21.

During the years ended December 31, 2023 and 2024, the Company has recognized an income related to the earn-out stipulated in the Verizon’s contract, of Ps. 2,206,671 and Ps. 14,856, respectively, which are included within “Valuation of derivatives, interest cost from labor obligations, and other financial items, net” in the consolidated statements of comprehensive income. See Note 22.

During the years ended December 31, 2023, 2024 and 2025, the Company recognized dividend income from Verizon for an amount of Ps. 2,684,643, Ps. 2,895,815 and Ps. 3,015,648 respectively, and from Koninklijke KPN N.V. (hereinafter, KPN) for an amount of Ps.1,867,184 and Ps.(116,677) during the years ended December 31, 2023 and 2024, respectively. These amounts are included within “Valuation of derivatives, interest cost from labor obligations, and other financial items, net” in the consolidated statements of comprehensive income. See Note 22.

As of December 31, 2024 and 2025 long-term debt instruments at fair value through OCI for Ps. 13,908,873 and Ps. 18,086,886, respectively.